BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Mar. 02, 2022
North american nickel inc [member]
Reserve Quantities [Line Items]
Percentage of voting equity interests acquired	100.00%